UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09597

LORD ABBETT LARGE-CAP GROWTH FUND
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ			07302
(Address of principal executive offices)			(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	7/31

Date of reporting period:	7/31/06

Item 1:               Report to Shareholders.

LORD ABBETT

2006

Annual

Report

Lord Abbett
Large Cap Growth Fund

For the fiscal year ended July 31, 2006

Lord Abbett Large Cap Growth Fund
Annual Report

For the fiscal year ended July 31, 2006

Dear Shareholders: We are pleased to provide you with this overview of the Lord Abbett Large Cap Growth Fund's performance for the fiscal year ended July 31, 2006. On this and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.LordAbbett.com, where you also can access the quarterly commentaries of the Fund's portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussion of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 800-821-5129 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

Q: What were the overall market conditions of the fiscal year ended July 31, 2006?

A: Equities turned in mediocre performance; on a total return basis, however, equities outpaced aggregate bond returns. Macroeconomic fundamentals that support the broad market were mostly positive. For example, the economy expanded above 3%, industrial production accelerated, employment grew, and corporate earnings surged in the 12-month period. Set against these largely favorable trends, short-term interest rates rose, construction spending eased, and petroleum product prices rose as unrest in the Middle East raised tensions. Against these cross currents, equities struggled. As a result of the economic trends listed above, a downward shift in investor confidence was evident. The American Association of Individual Investors sentiment survey, for instance, went from indications that 29% of investors were bearish a year ago to 43% in the most recent poll.

Within the equity market, parity existed among capitalizations. In fact, a mere one-hundredth of a percentage point separated the 12-month total return of the S&P 100® Index1 (the large cap index) and the S&P SmallCap 600® Index.2 Broader indexes, such as the S&P 500® Index3 and S&P Composite 1500® Index,4 which includes mid cap names, fared slightly better than the narrowly defined large and small cap indexes. Across all capitalizations, the value style of investing outperformed the growth style.

In the broad S&P Composite 1500 Index, the top performing sectors were energy, financials, and telecommunications. Energy companies benefited from high crude oil quotes. The sectors that detracted from the broad market's performance were consumer discretionary and information technology. Consumer discretionary companies were affected by soaring energy prices and (until recently) steadily rising interest rates, which lowered the growth of consumer spending to a below-trend rate. Technology stocks suffered from excess production capacity and declining product prices, even though business spending on new equipment and software grew briskly in the fiscal year ended July 31, 2006.

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 800-821-5129 or referring to our Website at www.LordAbbett.com.

Q: How did the Fund perform over the fiscal year ended July 31, 2006?

A: The Fund returned -2.3%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared with its benchmark, the Russell 1000® Growth Index,5 which returned -0.8% over the same period. Average annual total returns, which reflect performance at the maximum 5.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions, as of July 31, 2006, are: 1 year: -7.99%, 5 years: -5.48%, and since inception (December 30, 1999): -11.58%. During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the Fund's returns would have been lower.

Q: What were the most significant factors affecting performance?

A: The consumer discretionary sector was the greatest detractor from the Fund's performance relative to its benchmark in the period. Within that sector, two gaming companies disappointed: MGM MIRAGE and Station Casinos, Inc.

An underweight in the auto and transportation sector and an overweight in the producer durables sector also detracted from relative performance.

Among the portfolio's individual holdings taking away from performance were three technology holdings: Tellabs,

Inc., a provider of voice, data, and video network access systems and the Fund's number-one individual detractor; Intersil Corp., a maker of high performance analog semiconductors; and Intel Corp., a supplier of computer components and related products.

The strongest contributor to the Fund's performance relative to its benchmark was the other energy sector. Within that sector, Schlumberger Ltd., an oil services company, was the Fund's second largest individual contributor to performance.

Also adding to relative performance were the technology and financial services sectors.

Among the portfolio's individual holdings contributing to performance were biopharmaceutical companies Celgene Corp. and Gilead Sciences, Inc.; Google Inc., a provider of a Web-based search engine; and technology holding Corning Inc.

The Fund's portfolio is actively managed and, therefore, its holdings and weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Note: Class A shares purchased with a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC. Please see section "Your Investment—Purchases" in the prospectus for more information on redemptions that may be subject to a CDSC.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 800-874-3733 or visit our Website at www.LordAbbett.com. Read the prospectus carefully before investing.

1  The S&P 100® is comprised of the 100 leading U.S. stocks with exchange-listed options. The stocks in S&P 100 are generally among the largest and most established companies in the S&P 500.

2  The S&P SmallCap 600® is comprised of 600 small cap companies that meet specific inclusion criteria to ensure that they are investable and financially viable.

3  The S&P 500® is a representative sample of 500 leading companies in leading industries of the U.S. economy. The stocks in the S&P 500 account for over 80% coverage of U.S. equities.

4  The S&P Composite 1500® combines the S&P 500, S&P 400® (an index of mid cap companies), and S&P SmallCap 600® to create a broad market portfolio representing 90% of U.S. equities.

5  The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

The views of the Fund's management and the portfolio holdings described in this report are as of July 31, 2006; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

Performance: Because of ongoing market volatility, Fund performance may be subject to substantial fluctuation. Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks, including possible loss of principal amount invested.

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 1000® Growth Index (the "Index"), assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been reimbursed by Lord Abbett; without such reimbursement of expenses, the Fund's returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable Sales Charge for the Periods Ended July 31, 2006

	1 Year	5 Years	Life of Class
Class A(3)	-7.99%	-5.48%	-11.58%
Class B(4)	-6.87%	-5.13%	-11.35%
Class C(5)	-2.99%	-4.91%	-11.35%
Class P(6)	-2.29%	-4.16%	-10.67%
Class Y(7)	-1.93%	-4.24%	-10.75%

(1)  Reflects the deduction of the maximum initial sales charge of 5.75%.

(2)  Performance of the unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of the index is not necessarily representative of the Fund's performance.

(3)  The Class A shares were first offered to the public on December 30, 1999. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended July 31, 2006, is calculated using the SEC-required uniform method to compute such return.

(4)  Class B shares were first offered on December 30, 1999. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for the life of the class.

(5)  Class C shares were first offered on December 30, 1999. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

(6)  Class P shares were first offered on December 30, 1999. Performance is at net asset value.

(7)  Class Y shares were first offered on December 30, 1999. Performance is at net asset value.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2006 through July 31, 2006).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 2/1/06 – 7/31/06" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	2/1/06	7/31/06	2/1/06 – 7/31/06
Class A
Actual	$1,000.00	$889.50	$6.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.40	$7.45
Class B
Actual	$1,000.00	$886.90	$10.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.17	$10.69
Class C
Actual	$1,000.00	$888.50	$10.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.18	$10.69
Class P
Actual	$1,000.00	$890.20	$7.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.00	$7.85
Class Y
Actual	$1,000.00	$891.20	$5.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.18	$5.66

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.49% for Class A, 2.14% for Classes B and C, 1.57% for Class P and 1.13% for Class Y) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

July 31, 2006

Sector*	%**
Auto & Transportation	1.11%
Consumer Discretionary	15.79%
Consumer Staples	8.56%
Financial Services	10.98%
Healthcare	17.06%
Other	2.41%
Other Energy	6.14%
Producer Durables	9.59%
Technology	17.44%
Utilities	2.37%
Short-Term Investments	8.55%
Total	100.00%

*  A sector may be comprised of several industries.

**  Represents percent of total investments.

Schedule of Investments

July 31, 2006

Investments	Shares	Value (000)
COMMON STOCKS 92.24%
Aerospace 4.47%
Boeing Co. (The)	73,000	$5,652
United Technologies Corp.	53,819	3,347
Total		8,999
Banks 2.82%
Mellon Financial Corp.	90,000	3,150
State Street Corp.	42,000	2,523
Total		5,673
Beverage: Soft Drinks 2.64%
PepsiCo, Inc.	83,600	5,299
Biotechnology Research & Production 6.38%
Amgen, Inc.*	30,000	2,092
Biogen Idec, Inc.*	60,000	2,527
Celgene Corp.*	108,000	5,172
Genentech, Inc.*	25,700	2,077
Genzyme Corp.*	14,000	956
Total		12,824
Casinos & Gambling 1.68%
MGM Mirage*	95,000	3,376
Communications Technology 7.03%
Cisco Systems, Inc.*	213,000	3,802
Corning, Inc.*	54,000	1,030
Ericsson ADR	71,000	2,235
Motorola, Inc.	50,000	1,138
QUALCOMM Inc.	126,000	4,443
Tellabs, Inc.*	158,811	1,493
Total		14,141
Computer Services, Software & Systems 4.09%
Akamai Technologies, Inc.*	93,000	3,685
BEA Systems, Inc.*	190,000	2,231
Microsoft Corp.	42,000	1,009

Investments	Shares	Value (000)
Oracle Corp.*	86,294	$1,292
Total		8,217
Computer Technology 2.67%
Network Appliance, Inc.*	98,682	2,930
NVIDIA Corp.*	110,554	2,446
Total		5,376
Diversified Financial Services 5.89%
American Express Co.	78,732	4,099
Chicago Mercantile Exchange	6,300	2,906
Citigroup, Inc.	65,600	3,169
Goldman Sachs Group, Inc. (The)	11,000	1,680
Total		11,854
Diversified Production 2.37%
Danaher Corp.	73,000	4,760
Drug & Grocery Store Chains 2.01%
CVS Corp.	123,649	4,046
Drugs & Pharmaceuticals 9.11%
Gilead Sciences, Inc.*	105,000	6,455
Johnson & Johnson	74,113	4,636
Novartis AG ADR	62,000	3,486
Roche Holdings Ltd. ADR	42,000	3,735
Total		18,312
Electrical Equipment & Components 2.83%
Emerson Electric Co.	72,138	5,693
Electronics: Medical Systems 0.76%
Medtronic, Inc.	30,350	1,533
Electronics: Semi-Conductors/Components 1.48%
Microchip Technology, Inc.	46,000	1,484
Texas Instruments, Inc.	50,113	1,492
Total		2,976

See Notes to Financial Statements.

Schedule of Investments (continued)

July 31, 2006

Investments	Shares	Value (000)
Electronics: Technology 2.32%
Garmin Ltd. (Cayman Islands)(a)	32,197	$3,058
Rockwell International Corp.	26,000	1,612
Total		4,670
Energy: Miscellaneous 0.96%
GlobalSantaFe Corp. (Cayman Islands)(a)	35,000	1,923
Financial Data Processing Services & Systems 1.51%
Mastercard, Inc. Class A*	66,088	3,031
Health & Personal Care 0.96%
WellPoint, Inc.*	26,000	1,937
Hotel/Motel 5.61%
Hilton Hotels Corp.	146,000	3,494
Marriott International, Inc.	109,000	3,834
Starwood Hotels & Resorts Worldwide, Inc.	75,200	3,954
Total		11,282
Internet Software & Services 2.50%
Google, Inc. Class A*	13,000	5,026
Machinery: Oil Well Equipment & Services 5.23%
Baker Hughes, Inc.	37,000	2,958
Halliburton Co.	40,000	1,334
Schlumberger Ltd. (Netherlands)(a)	51,200	3,423
Weatherford Int'l., Ltd.*	60,000	2,811
Total		10,526
Multi-Sector Companies 2.44%
General Electric Co.	149,818	4,897
Railroads 1.12%
CSX Corp.	37,000	2,245

Investments	Shares	Value (000)
Restaurants 1.84%
Tim Hortons Inc. (Canada)*(a)	148,379	$3,701
Retail 3.55%
Best Buy Co., Inc.	71,172	3,227
Kohl's Corp.*	69,265	3,922
Total		7,149
Securities Brokerage & Services 0.85%
Bear Stearns Co., Inc.	12,000	1,702
Soaps & Household Chemicals 3.99%
Colgate-Palmolive Co.	81,352	4,826
Procter & Gamble Co. (The)	56,908	3,198
Total		8,024
Textiles Apparel Manufacturers 0.74%
Coach, Inc.*	51,600	1,481
Utilities: Cable TV & Radio 0.84%
Comcast Corp. Class A*	49,000	1,685
Utilities: Electrical 1.55%
AES Corp. (The)*	157,100	3,120
Total Common Stocks (cost $187,295,561)		185,478

See Notes to Financial Statements.

Schedule of Investments (concluded)

July 31, 2006

	Principal Amount (000)	Value
SHORT-TERM INVESTMENT 8.62%
Repurchase Agreement
Repurchase Agreement dated 7/31/2006, 4.64% due 8/1/2006 with State Street Bank & Trust Co. collateralized by $17,735,000 of Federal Home Loan Bank at zero coupon due 8/16/2006; value: $17,690,663; proceeds: $17,342,760 (cost $17,340,525)	$17,341	$17,341
Total Investments in Securities 100.86% (cost $204,636,086)		202,819
Liabilities in Excess of Other Assets (0.86%)		(1,730)
Net Assets 100.00%		$201,089

*  Non-income producing security.

  (a)  Foreign security traded in U.S. dollars.

  ADR  American Depository Receipt.

See Notes to Financial Statements.

Statement of Assets and Liabilities

July 31, 2006

ASSETS:
Investments in securities, at value (cost $204,636,086)	$202,818,881
Receivables:
Capital shares sold	1,020,330
Investment securities sold	563,503
Interest and dividends	84,944
From advisor	25,082
Prepaid expenses and other assets	37,172
Total assets	204,549,912
LIABILITIES:
Payables:
Investment securities purchased	2,513,878
Capital shares reacquired	439,853
Management fee	129,737
12b-1 distribution fees	119,078
Trustees' fees	20,584
Fund administration	11,648
To affiliate	3,342
Accrued expenses and other liabilities	222,454
Total liabilities	3,460,574
NET ASSETS	$201,089,338
COMPOSITION OF NET ASSETS:
Paid-in capital	$263,974,361
Accumulated net investment loss	(20,584)
Accumulated net realized loss on investments	(61,047,234)
Net unrealized depreciation on investments	(1,817,205)
Net Assets	$201,089,338
Net assets by class:
Class A Shares	$110,299,759
Class B Shares	$30,200,377
Class C Shares	$33,205,706
Class P Shares	$12,422
Class Y Shares	$27,371,074
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	21,746,314
Class B Shares	6,211,376
Class C Shares	6,835,411
Class P Shares	2,432
Class Y Shares	5,386,984
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$5.07
Class A Shares-Maximum offering price
(Net asset value plus sales charge of 5.75%)	$5.38
Class B Shares-Net asset value	$4.86
Class C Shares-Net asset value	$4.86
Class P Shares-Net asset value	$5.11
Class Y Shares-Net asset value	$5.08

See Notes to Financial Statements.

Statement of Operations

For the Year Ended July 31, 2006

Investment Income:
Dividends	$1,172,518
Interest	434,104
Foreign withholding tax	(12,342)
Total investment income	1,594,280
Expenses:
Management fee	1,346,187
12b-1 distribution plan-Class A	372,068
12b-1 distribution plan-Class B	300,258
12b-1 distribution plan-Class C	297,501
12b-1 distribution plan-Class P	29
Shareholder servicing	673,520
Registration	96,263
Reports to shareholders	76,313
Fund administration	71,797
Professional	47,537
Subsidy (See Note 3)	37,160
Custody	25,243
Trustees' fees	9,025
Other	3,932
Gross expenses	3,356,833
Expense reductions (See Note 7)	(5,557)
Expenses assumed by advisor (See Note 3)	(328,357)
Net expenses	3,022,919
Net investment loss	(1,428,639)
Net realized and unrealized gain (loss):
Net realized gain on investments	9,665,747
Net change in unrealized depreciation on investments	(17,094,912)
Net realized and unrealized loss	(7,429,165)
Net Decrease in Net Assets Resulting From Operations	$(8,857,804)

See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Year Ended July 31, 2006	For the Year Ended July 31, 2005
Operations:
Net investment loss	$(1,428,639)	$(580,467)
Net realized gain (loss) on investments	9,665,747	(1,747,248)
Net change in unrealized appreciation (depreciation) on investments	(17,094,912)	17,079,340
Net increase (decrease) in net assets resulting from operations	(8,857,804)	14,751,625
Capital share transactions (See Note 11):
Net proceeds from sales of shares	114,591,043	40,463,746
Cost of shares reacquired	(43,993,545)	(32,361,125)
Net increase in net assets resulting from capital share transactions	70,597,498	8,102,621
Net increase in net assets	61,739,694	22,854,246
NET ASSETS:
Beginning of year	139,349,644	116,495,398
End of year	$201,089,338	$139,349,644
Accumulated net investment loss	$(20,584)	$(13,906)

See Notes to Financial Statements.

Financial Highlights

	Year Ended 7/31
	2006	2005	2004	2003	2002
Per Share Operating Performance (Class A Shares)
Net asset value, beginning of year	$5.19	$4.62	$4.41	$4.02	$6.33
Investment operations:
Net investment loss(a)	(.03)	(.01)	(.05)	(.04)	(.07)
Net realized and unrealized gain (loss)	(.09)	.58	.26	.43	(2.24)
Total from investment operations	(.12)	.57	.21	.39	(2.31)
Net asset value, end of year	$5.07	$5.19	$4.62	$4.41	$4.02
Total Return(b)	(2.31)%	12.34%	4.76%	9.70%	(36.49)%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	1.49%	1.65%	1.90%	2.06%	2.02%
Expenses, excluding expense reductions and expenses assumed	1.68%	1.85%	1.90%	2.06%	2.02%
Net investment loss	(.61)%	(.25)%	(.98)%	(1.06)%	(1.29)%
	Year Ended 7/31
Supplemental Data:	2006	2005	2004	2003	2002
Net assets, end of year (000)	$110,300	$88,882	$79,114	$65,178	$56,665
Portfolio turnover rate	188.26%	103.08%	28.15%	47.02%	42.08%

See Notes to Financial Statements.

Financial Highlights (continued)

	Year Ended 7/31
	2006	2005	2004	2003	2002
Per Share Operating Performance (Class B Shares)
Net asset value, beginning of year	$5.01	$4.48	$4.31	$3.95	$6.26
Investment operations:
Net investment loss(a)	(.07)	(.04)	(.07)	(.07)	(.10)
Net realized and unrealized gain (loss)	(.08)	.57	.24	.43	(2.21)
Total from investment operations	(.15)	.53	.17	.36	(2.31)
Net asset value, end of year	$4.86	$5.01	$4.48	$4.31	$3.95
Total Return(b)	(2.99)%	11.83%	3.94%	9.11%	(36.90)%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	2.14%	2.29%	2.52%	2.67%	2.63%
Expenses, excluding expense reductions and expenses assumed	2.33%	2.49%	2.52%	2.67%	2.63%
Net investment loss	(1.26)%	(.90)%	(1.60)%	(1.67)%	(1.92)%
	Year Ended 7/31
Supplemental Data:	2006	2005	2004	2003	2002
Net assets, end of year (000)	$30,200	$25,924	$20,731	$15,452	$10,041
Portfolio turnover rate	188.26%	103.08%	28.15%	47.02%	42.08%

See Notes to Financial Statements.

Financial Highlights (continued)

	Year Ended 7/31
	2006	2005	2004	2003	2002
Per Share Operating Performance (Class C Shares)
Net asset value, beginning of year	$5.00	$4.48	$4.31	$3.95	$6.25
Investment operations:
Net investment loss(a)	(.07)	(.04)	(.08)	(.07)	(.10)
Net realized and unrealized gain (loss)	(.07)	.56	.25	.43	(2.20)
Total from investment operations	(.14)	.52	.17	.36	(2.30)
Net asset value, end of year	$4.86	$5.00	$4.48	$4.31	$3.95
Total Return(b)	(2.80)%	11.61%	3.94%	9.11%	(36.80)%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	2.14%	2.29%	2.52%	2.67%	2.63%
Expenses, excluding expense reductions and expenses assumed	2.33%	2.49%	2.52%	2.67%	2.63%
Net investment loss	(1.26)%	(.90)%	(1.60)%	(1.67)%	(1.91)%
	Year Ended 7/31
Supplemental Data:	2006	2005	2004	2003	2002
Net assets, end of year (000)	$33,206	$22,867	$16,648	$10,550	$5,731
Portfolio turnover rate	188.26%	103.08%	28.15%	47.02%	42.08%

See Notes to Financial Statements.

Financial Highlights (continued)

	Year Ended 7/31
	2006	2005	2004		2003		2002
Per Share Operating Performance (Class P Shares)
Net asset value, beginning of year	$5.23	$4.65	$4.43		$4.03		$6.32
Investment operations:
Net investment loss(a)	(.03)	(.01)	(.04)		(.03)		(.05)
Net realized and unrealized gain (loss)	(.09)	.59	.26		.43		(2.24)
Total from investment operations	(.12)	.58	.22		.40		(2.29)
Net asset value, end of year	$5.11	$5.23	$4.65		$4.43		$4.03
Total Return(b)	(2.29)%	12.47%	4.97%		9.93%		(36.23)%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	1.57%	1.53%	1.97	%†	2.12	%†	2.08%
Expenses, excluding expense reductions and expenses assumed	1.70%	1.64%	1.97	%†	2.12	%†	2.08%
Net investment loss	(.60)%	(.17)%	(1.05	)%†	(1.12	)%†	(1.35)%
	Year Ended 7/31
Supplemental Data:	2006	2005	2004		2003		2002
Net assets, end of year (000)	$12	$1	$1		$1		$– (c)
Portfolio turnover rate	188.26%	103.08%	28.15%		47.02%		42.08%

See Notes to Financial Statements.

Financial Highlights (concluded)

	Year Ended 7/31
	2006	2005	2004		2003		2002
Per Share Operating Performance (Class Y Shares)
Net asset value, beginning of year	$5.18	$4.59	$4.35		$4.00		$6.31
Investment operations:
Net investment income (loss)(a)	(.01)	.01	(.01)		(.07)		(.08)
Net realized and unrealized gain (loss)	(.09)	.58	.25		.42		(2.23)
Total from investment operations	(.10)	.59	.24		.35		(2.31)
Net asset value, end of year	$5.08	$5.18	$4.59		$4.35		$4.00
Total Return(b)	(1.93)%	12.85%	5.52%		8.75%		(36.61)%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	1.14%	1.26%	1.52	%†	1.67	%†	1.63%
Expenses, excluding expense reductions and expenses assumed	1.30%	1.52%	1.52	%†	1.67	%†	1.63%
Net investment income (loss)	(.19)%	.23%	(.60	)%†	(.67	)%†	(.87)%
	Year Ended 7/31
Supplemental Data:	2006	2005	2004		2003		2002
Net assets, end of year (000)	$27,371	$1,676	$1		$–	(c)	$– (c)
Portfolio turnover rate	188.26%	103.08%	28.15%		47.02%		42.08%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount represents less than $1,000.

See Notes to Financial Statements.

Notes to Financial Statements

1. ORGANIZATION

Lord Abbett Large-Cap Growth Fund (the "Fund") is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund was organized as a Delaware Statutory Trust on September 29, 1999. The Fund commenced operations on December 15, 1999, and the Securities and Exchange Commission declared the Fund effective and each class of shares became available to the public on December 30, 1999.

The Fund's investment objective is to seek long-term capital growth. The Fund offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Classes B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months (12 months if shares were purchased on or after November 1, 2004) following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Federal Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute

Notes to Financial Statements (continued)

substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e)  Expenses–Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Classes A, B, C and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on the Fund's average daily net assets at the following annual rates:

.75% of the first $1 billion of average daily net assets;
.70% of the next $1 billion of average daily net assets;
.65% of average daily net assets over $2 billion.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

For the year ended July 31, 2006, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that each class' net annual operating expenses do not exceed the following annual rates:

Class	% of Average Daily Net Assets
A	1.50%
B	2.15%
C	2.15%
P	1.60%
Y	1.15%

The Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds"), has entered into a Servicing Arrangement with World Growth & Income Strategy Fund and Diversified Equity Strategy Fund of Lord Abbett Investment Trust (the "Funds of Funds"), pursuant

Notes to Financial Statements (continued)

to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of the Funds of Funds in proportion to the average daily value of Underlying Fund shares owned by the Funds of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy Expense on the Statement of Operations.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fee	Class A		Class B	Class C	Class P
Service	.25%		.25%	.25%	.20%
Distribution	.10	%(1)	.75%	.75%	.25%

(1) The amount of CDSCs collected by the Fund for the year ended July 31, 2006 was $2,855.

Class Y does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the year ended July 31, 2006:

Distributor Commissions	Dealers' Concessions
$149,072	$807,162

Distributor received CDSCs of $857 and $917 for Class A and Class C shares, respectively, for the year ended July 31, 2006.

One Trustee and certain of the Fund's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (continued)

As of July 31, 2006, the Fund's components of accumulated earnings (losses) on a tax basis are as follows:

Capital loss carryforwards*	$(59,117,316)
Temporary differences	(20,584)
Unrealized losses – net	(3,747,123)
Total accumulated losses – net	$(62,885,023)

* As of July 31, 2006, the capital loss carryforwards along with the related expiration dates are as follows:

2010	2011	2012	Total
$7,924,324	$47,696,550	$3,496,442	$59,117,316

As of July 31, 2006, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$206,566,004
Gross unrealized gain	7,185,057
Gross unrealized loss	(10,932,180)
Net unrealized security loss	$(3,747,123)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

Permanent items identified during the year ended July 31, 2006, have been reclassified among the components of net assets based on their tax basis treatment as follows:

Accumulated Net Investment Loss	Paid-in Capital
$1,421,961	$(1,421,961)

The permanent difference is due to tax net investment losses.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the year ended July 31, 2006 are as follows:

Purchases	Sales
$374,022,785	$319,639,962

There were no purchases or sales of U.S. Government securities for the year ended July 31, 2006.

6. TRUSTEES' REMUNERATION

The Fund's officers and the one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Outside Trustees' Fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Trustees' Fees on the

Notes to Financial Statements (continued)

Statement of Operations and in Trustees' Fees Payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8. LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .08%. As of July 31, 2006, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the year ended July 31, 2006.

9. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions, relating to portfolio transactions and calculating the Fund's NAV.

10. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with growth stocks. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund's assessment of a company's potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund's performance.

Notes to Financial Statements (concluded)

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

	Year Ended July 31, 2006		Year Ended July 31, 2005
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	10,063,104	$55,101,750	4,493,344	$21,595,702
Shares reacquired	(5,447,703)	(29,445,581)	(4,491,646)	(21,579,426)
Increase	4,615,401	$25,656,169	1,698	$16,276
Class B Shares
Shares sold	2,354,195	$12,381,974	1,576,502	$7,317,201
Shares reacquired	(1,320,507)	(6,847,058)	(1,022,290)	(4,753,582)
Increase	1,033,688	$5,534,916	554,212	$2,563,619
Class C Shares
Shares sold	3,448,716	$18,033,254	2,093,393	$9,720,231
Shares reacquired	(1,183,962)	(6,174,068)	(1,238,154)	(5,757,603)
Increase	2,264,754	$11,859,186	855,239	$3,962,628
Class P Shares
Shares sold	2,320	$13,015	-	$-
Shares reacquired	-	-	(1)	(6)
Increase (decrease)	2,320	$13,015	(1)	$(6)
Class Y Shares
Shares sold	5,342,926	$29,061,050	380,623	$1,830,612
Shares reacquired	(279,727)	(1,526,838)	(56,951)	(270,508)
Increase	5,063,199	$27,534,212	323,672	$1,560,104

12. RECENT ACCOUNTING PRONOUNCEMENT

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 during 2007 and the impact to the Fund's financial statements, if any, is currently being assessed.

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders,
Lord Abbett Large-Cap Growth Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Lord Abbett Large-Cap Growth Fund (the "Fund") as of July 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2006 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Large-Cap Growth Fund as of July 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
September 21, 2006

Basic Information About Management

The Board of Trustees (the "Board") is responsible for the management of the business and affairs of the Fund in accordance with the laws of the State of Delaware. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to the Fund and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Fund's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Fund's investment adviser.

Interested Trustee

The following Trustee is the Managing Partner of Lord Abbett and is an "interested person" as defined in the Act. Mr. Dow is also an officer, director, or trustee of each of the fourteen Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Fund	Principal Occupation During Past Five Years	Other Directorships
Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Trustee and Chairman since 1999	Managing Partner and Chief Executive Officer of Lord Abbett since 1996.	N/A

Independent Trustees

The following independent or outside Trustees are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Fund	Principal Occupation During Past Five Years	Other Directorships
E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Trustee since 1999	Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000); Acting Chief Executive Officer of Courtroom Television Network (1997 – 1998); President and Chief Executive Officer of Time Warner Cable Programming, Inc. (1991 – 1997).	Currently serves as director of Adelphia Communications, Inc., Crane Co., and Huttig Building Products Inc.

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position Length of Service with Fund	Principal Occupation During Past Five Years	Other Directorships
William H.T. Bush Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1938)	Trustee since 1999	Co-founder and Chairman of the Board of the financial advisory firm of Bush-O'Donnell & Company (since 1986).	Currently serves as director of WellPoint, Inc. (since 2002).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Trustee since 1999	Managing Director of Monitor Clipper Partners (since 1997) and President of Clipper Asset Management Corp. (since 1991), both private equity investment funds.	Currently serves as director of Avondale, Inc. and Interstate Bakeries Corp.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Trustee since 2004	Owner and CEO of the Hillsdale Companies, a business consulting firm (since 1998); Founder, President and Owner of the Hiram-Hill and Hillsdale Development Companies (1998 - 2000).	Currently serves as director of WellPoint, Inc.; Resources Connection Inc.; Holcim (US) Inc. (a subsidiary of Holcim Ltd.); and Lend Lease Corporation Limited.

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2000	Former Chief Executive Officer of Houlihan Lokey Howard & Zukin, an investment bank (January 2002 - April 2003); Chairman of Warburg Dillon Read (1999 - 2001); Global Head of Corporate Finance of SBC Warburg Dillon Read (1997 - 1999); Chief Executive Officer of Dillon, Read & Co. (1994 - 1997).	Currently serves as director of Adolph Coors Company.

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Trustee since 1999	Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996); President of Spencer Stuart (1979-1996).	Currently serves as director of Ace, Ltd. (since 1997) and Hewitt Associates, Inc.

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Fund. All the officers of the Fund may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

Name and Year of Birth	Current Position with Fund	Length of Service of Current Position	Principal Occupation During Past Five Years
Robert S. Dow (1945)	Chief Executive Officer and President	Elected in 1999	Managing Partner and Chief Executive Officer of Lord Abbett (since 1996).

Bruce L. Bartlett (1950)	Executive Vice President	Elected in 2005	Portfolio Manager and Director of Growth Equity, joined Lord Abbett in 2005; prior thereto Director of Growth Equities, Senior Vice President and Portfolio Manager at Oppenheimer Funds Inc.

James Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Chief Compliance Officer, joined Lord Abbett in 2001; formerly Vice President and Chief Compliance Officer with Credit Suisse Asset Management.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004; prior thereto Managing Director and Associate General Counsel at New York Life Investment Management LLC (2002-2003); formerly Attorney at Dechert LLP (2000-2002).

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1999	Partner and General Counsel, joined Lord Abbett in 1997.

Basic Information About Management (continued)

Name and Year of Birth	Current Position with Fund	Length of Service of Current Position	Principal Occupation During Past Five Years
Robert G. Morris (1944)	Vice President	Elected in 1999	Partner and Chief Investment Officer, joined Lord Abbett in 1991.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1999	Partner and Manager of Equity Trading, joined Lord Abbett in 1983.

Christina T. Simmons (1957)	Vice President and Assistant Secretary	Elected in 2000	Assistant General Counsel, joined Lord Abbett in 1999.

Roselia St. Louis (1967)	Vice President	Elected in 2000	Investment Manager, joined Lord Abbett in 2000.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Director of Fund Administration, joined Lord Abbett in 2003; formerly Vice President, Lazard Asset Management LLC.

Please call 888-522-2388 for a copy of the Statement of Additional Information (SAI), which contains further information about the Fund's Trustees. It is available free upon request.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted the Fund's proxies during the 12-month period ended June 30, 2006, are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

This report when not used for the general
information of shareholders of the Fund, is to
be distributed only if preceded or accompanied
by a current Fund Prospectus.

Lord Abbett Mutual Fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC

Lord Abbett Large-Cap Growth Fund

LALCG-2-0706
(09/06)

Item 2:                                              Code of Ethics.

(a)                      In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”).  The Code of Ethics was in effect during the fiscal year ended July 31, 2006 (the “Period”).

(b)                     Not applicable.

(c)                      The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)                     The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)                      Not applicable.

(f)                        See Item 12(a)(1) concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request. To obtain a copy, please call Lord Abbett at 800-821-5129.

Item 3:                                              Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that each of the following independent Directors who are members of the audit committee are audit committee financial experts: E. Thayer Bigelow, Robert B. Calhoun, and Franklin W. Hobbs. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:                                              Principal Accountant Fees and Services.

In response to sections (a), (b), and (c) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended July 31, 2006 and 2005 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2006	2005
Audit Fees (a)	$36,000	$36,000
Audit-Related Fees (b)	31	20
Total audit and audit-related fees	36,031	36,020

Tax Fees (c)	6,825	6,818
All Other Fees (d)	-0-	-0-

Total Fees	$42,856	$42,838

(a) Consists of fees for audits of the Registrant’s annual financial statements.

(b) Consists of the Registrant’s proportionate share of fees for performing certain agreed-upon procedures regarding compliance with the provisions of Rule 17a-7 of the Investment Company Act of 1940 and related Board approved procedures.

(c) Fees for the fiscal year ended July 31, 2006 and 2005 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(d) There were no other fees in the years ended July 31, 2006 and 2005.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures.  Such policies and procedures generally provide that the Audit Committee must pre-approve:

•                  any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and

•                  any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended July 31, 2006 and 2005 were:

	Fiscal year ended:
	2006	2005
All Other Fees (a)	$5,500	$165,650

(a) Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SAS 70 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett (i.e., Lord Abbett Distributor LLC, the Registrant’s principal underwriter) for the fiscal years ended July 31, 2006 and 2005 were:

	Fiscal year ended:
	2006		2005
All Other Fees (b)	$	- 0 -	$	- 0 -

(b) The were no other fees in the years ended July 31, 2006 and 2005.

(h)  The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:                                              Audit Committee of Listed Registrants.

Not applicable.

Item 6:                                              Schedule of Investments.

Not applicable.

Item 7:                                              Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:                                              Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:                                              Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:                                       Submission of Matters to a Vote of Security Holders.

At the June 22, 2006 meetings of the Nominating and Governance Committees (the “Committee”) of the Boards of each of the Lord Abbett Funds, the Committee adopted policies and procedures for the nomination of independent directors/trustees (“Procedures”).  The Procedures provide criteria for the nomination of independent directors/trustees, as well as a process for identifying and evaluating candidates.  With respect to shareholder recommendations, it is the Committee’s policy to consider director/trustee nominations recommended by shareholders using the same criteria the Committee uses in considering potential director/trustee nominations from other sources.  The Committee believes that directors/trustees must represent all shareholders and not just a limited set of shareholders. A copy of the Procedures may be found at www.LordAbbett.com.

Item 11:                                       Controls and Procedures.

(a)                      Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)                     There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:                                       Exhibits.

(a)(1)                    Amendments to Code of Ethics – Not applicable.

(a)(2)                    Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

(a)(3)                    Not applicable.

(b)                                 Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBBET LARGE-CAP GROWTH FUND

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

LORD ABBBET LARGE-CAP GROWTH FUND

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 26, 2006